                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-3919

  NAME OF REGISTRANT:                                                    VANGUARD STAR FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2011 - JUNE 30, 2012

  FUND:    VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Vanguard Asset Allocation Fund

  TICKER:                VAAPX                               CUSIP:    922020102

  MEETING DATE:   1/26/2012                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: APPROVE REORGANIZATION OF FUNDS                       ISSUER             YES      PROPORTIONAL            N/A

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD STAR FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 30, 2012

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012,

              see File Number 2-11444. Incorporated by Reference.